Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020, the following replaces the “Ivy Value Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 35:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Management Fees	0.69%		0.69%		0.69%		0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.50%	0.25%
Other Expenses	0.27%		0.60%		0.26%		0.22%	0.07%	0.33%	0.21%
Total Annual Fund Operating Expenses	1.21%		2.29%		1.95%		0.91%	0.76%	1.52%	1.15%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.01%		0.00%		0.00%		0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	[6]	2.29%	[6]	1.95%	[6]	0.91%	0.76%	1.52%	1.15%

[3]
Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares at 0.92%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]
Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.20%; and Class B shares at 2.31%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]
Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual waiver.

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Asset Strategy Fund				0.97%
Ivy Core Equity Fund	1.03%	2.08%		0.99%
Ivy Emerging Markets Equity Fund	1.56%	2.45%		N/A
Ivy Energy Fund	1.35%	2.22%	2.09%	N/A
Ivy Global Bond Fund	0.96%	1.68%	1.72%	N/A
Ivy Global Equity Income Fund	1.22%	1.92%		1.09%
Ivy Global Growth Fund		2.52%		N/A
Ivy Government Money Market Fund				0.49%
Ivy High Income Fund		1.70%		1.04%
Ivy International Core Equity Fund	1.23%	2.08%	1.92%	1.18%
Ivy Large Cap Growth Fund	1.04%	1.83%		1.10%
Ivy LaSalle Global Real Estate Fund	1.48%	2.17%		N/A
Ivy Limited-Term Bond Fund				0.93%
Ivy Managed International Opportunities Fund	0.46%	1.25%	1.25%	N/A
Ivy Mid Cap Growth Fund	1.30%	2.07%		1.24%
Ivy Mid Cap Income Opportunities Fund	1.34%	N/A	2.06%
Ivy Municipal Bond Fund	0.83%			N/A
Ivy Natural Resources Fund				1.17%
Ivy Science and Technology Fund		2.01%		1.25%
Ivy Securian Core Bond Fund				0.95%
Ivy Securian Real Estate Securities Fund				1.31%
Ivy Small Cap Growth Fund		2.17%	2.04%	1.30%

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	$705	$1,018	$1,353	$2,298
Ivy Global Bond Fund	667	918	1,187	1,956
Ivy Global Equity Income Fund	692	942	1,211	1,977
Ivy International Core Equity Fund	693	949	1,224	2,008
Ivy LaSalle Global Real Estate Fund	717	1,080	1,466	2,544
Ivy Managed International Opportunities Fund	702	979	1,277	2,122
Ivy Municipal Bond Fund	506	693	896	1,480
Ivy Value Fund	690	936	1,201	1,956

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	$611	$962	$1,240	$2,174
Ivy Energy Fund	625	1,064	1,430	2,622
Ivy Global Bond Fund	571	955	1,266	2,303
Ivy Global Equity Income Fund	595	936	1,204	2,180
Ivy High Income Fund	573	842	1,036	1,832
Ivy International Core Equity Fund	611	960	1,235	2,229
Ivy Large Cap Growth Fund	586	905	1,149	2,043
Ivy LaSalle Global Real Estate Fund	620	1,006	1,318	2,501
Ivy Managed International Opportunities Fund	614	1,031	1,375	2,492
Ivy Science and Technology Fund	604	937	1,195	2,148
Ivy Small Cap Growth Fund	620	1,012	1,331	2,401

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	$211	$662	$1,140	$2,174
Ivy Energy Fund	225	764	1,330	2,622
Ivy Global Bond Fund	171	655	1,166	2,303
Ivy Global Equity Income Fund	195	636	1,104	2,180
Ivy High Income Fund	173	542	936	1,832
Ivy International Core Equity Fund	211	660	1,135	2,229
Ivy Large Cap Growth Fund	186	605	1,049	2,043
Ivy LaSalle Global Real Estate Fund	220	706	1,218	2,501
Ivy Managed International Opportunities Fund	214	731	1,275	2,492
Ivy Science and Technology Fund	204	637	1,095	2,148
Ivy Small Cap Growth Fund	220	712	1,231	2,401

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	$212	$661	$1,136	$2,449
Ivy Global Bond Fund	175	588	1,027	2,247
Ivy Managed International Opportunities Fund	214	673	1,159	2,499
Ivy Small Cap Growth Fund	207	642	1,102	2,378

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Asset Strategy Fund	$366	$672	$997	$1,910
Ivy Core Equity Fund	368	665	982	1,871
Ivy Global Equity Income Fund	378	731	1,106	2,152
Ivy Government Money Market Fund	70	267	478	1,073
Ivy High Income Fund	373	674	995	1,895
Ivy International Core Equity Fund	387	744	1,123	2,179
Ivy Large Cap Growth Fund	379	670	980	1,849
Ivy Limited-Term Bond Fund	363	620	895	1,669
Ivy Mid Cap Growth Fund	393	741	1,111	2,144
Ivy Natural Resources Fund	386	850	1,338	2,682
Ivy Science and Technology Fund	394	728	1,083	2,075
Ivy Securian Core Bond Fund	365	672	1,000	1,918
Ivy Securian Real Estate Securities Fund	400	814	1,252	2,464
Ivy Small Cap Growth Fund	399	759	1,142	2,209

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020, the following replaces the “Ivy Value Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 35:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Management Fees	0.69%		0.69%		0.69%		0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.50%	0.25%
Other Expenses	0.27%		0.60%		0.26%		0.22%	0.07%	0.33%	0.21%
Total Annual Fund Operating Expenses	1.21%		2.29%		1.95%		0.91%	0.76%	1.52%	1.15%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.01%		0.00%		0.00%		0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	[6]	2.29%	[6]	1.95%	[6]	0.91%	0.76%	1.52%	1.15%

[3]
Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares at 0.92%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]
Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.20%; and Class B shares at 2.31%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]
Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual waiver.

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Value Fund	690	936	1,201	1,956

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Asset Strategy Fund				0.97%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Asset Strategy Fund	$366	$672	$997	$1,910

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Core Equity Fund	1.03%	2.08%		0.99%

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	$611	$962	$1,240	$2,174

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	$211	$662	$1,140	$2,174

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund	368	665	982	1,871

Ivy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Emerging Markets Equity Fund	1.56%	2.45%		N/A

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Energy Fund	1.35%	2.22%	2.09%	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	$705	$1,018	$1,353	$2,298

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	625	1,064	1,430	2,622

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	225	764	1,330	2,622

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Energy Fund	$212	$661	$1,136	$2,449

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Global Bond Fund	0.96%	1.68%	1.72%	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Bond Fund	667	918	1,187	1,956

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Bond Fund	571	955	1,266	2,303

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Bond Fund	171	655	1,166	2,303

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Bond Fund	175	588	1,027	2,247

Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Global Equity Income Fund	1.22%	1.92%		1.09%

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Equity Income Fund	692	942	1,211	1,977

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Equity Income Fund	595	936	1,204	2,180

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Equity Income Fund	195	636	1,104	2,180

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Global Equity Income Fund	378	731	1,106	2,152

Ivy Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Global Growth Fund		2.52%		N/A

Ivy Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Government Money Market Fund				0.49%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Government Money Market Fund	70	267	478	1,073

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy High Income Fund		1.70%		1.04%

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy High Income Fund	573	842	1,036	1,832

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy High Income Fund	173	542	936	1,832

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy High Income Fund	373	674	995	1,895

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy International Core Equity Fund	1.23%	2.08%	1.92%	1.18%

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy International Core Equity Fund	693	949	1,224	2,008

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy International Core Equity Fund	611	960	1,235	2,229

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy International Core Equity Fund	211	660	1,135	2,229

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy International Core Equity Fund	387	744	1,123	2,179

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Large Cap Growth Fund	1.04%	1.83%		1.10%

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Large Cap Growth Fund	586	905	1,149	2,043

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Large Cap Growth Fund	186	605	1,049	2,043

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Large Cap Growth Fund	379	670	980	1,849

Ivy LaSalle Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy LaSalle Global Real Estate Fund	1.48%	2.17%		N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy LaSalle Global Real Estate Fund	717	1,080	1,466	2,544

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy LaSalle Global Real Estate Fund	620	1,006	1,318	2,501

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy LaSalle Global Real Estate Fund	220	706	1,218	2,501

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Limited-Term Bond Fund				0.93%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Limited-Term Bond Fund	363	620	895	1,669

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Managed International Opportunities Fund	0.46%	1.25%	1.25%	N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Managed International Opportunities Fund	702	979	1,277	2,122

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Managed International Opportunities Fund	614	1,031	1,375	2,492

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Managed International Opportunities Fund	214	731	1,275	2,492

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Managed International Opportunities Fund	214	673	1,159	2,499

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Mid Cap Growth Fund	1.30%	2.07%		1.24%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Mid Cap Growth Fund	393	741	1,111	2,144

Ivy Mid Cap Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Mid Cap Income Opportunities Fund	1.34%	N/A	2.06%

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Municipal Bond Fund	0.83%			N/A

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Municipal Bond Fund	506	693	896	1,480

Ivy Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Natural Resources Fund				1.17%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Natural Resources Fund	386	850	1,338	2,682

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Science and Technology Fund		2.01%		1.25%

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Science and Technology Fund	604	937	1,195	2,148

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Science and Technology Fund	204	637	1,095	2,148

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Science and Technology Fund	394	728	1,083	2,075

Ivy Securian Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Securian Core Bond Fund				0.95%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Securian Core Bond Fund	365	672	1,000	1,918

Ivy Securian Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Securian Real Estate Securities Fund				1.31%

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Securian Real Estate Securities Fund	400	814	1,252	2,464

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019 and December 31, 2019

Effective January 1, 2020: Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

	New and/or Revised Expense Limit
Fund Name	Class A	Class B	Class C	Class E
Ivy Small Cap Growth Fund		2.17%	2.04%	1.30%

Effective January 1, 2020, the following replaces the “Class B Shares” row of the first “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund	620	1,012	1,331	2,401

Effective January 1, 2020, the following replaces the “Class B Shares” row of the second “Example” table for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund	220	712	1,231	2,401

Effective January 1, 2020, the following replaces the “Class C Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund	207	642	1,102	2,378

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund	399	759	1,142	2,209